UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2013 (Unaudited)

DWS Core Equity Fund
	Shares	Value ($)
Common Stocks 99.3%
Consumer Discretionary 13.0%
Auto Components 1.0%
BorgWarner, Inc.* (a)	339,047	29,208,900
Hotels, Restaurants & Leisure 1.5%
Starwood Hotels & Resorts Worldwide, Inc. (a)	429,190	27,120,516
Wynn Resorts Ltd.	120,515	15,425,920

		42,546,436
Internet & Catalog Retail 0.7%
Amazon.com, Inc.*	74,897	20,798,148
Media 1.8%
Comcast Corp. "A"	553,894	23,197,081
News Corp. "A"*	877,546	28,607,999

		51,805,080
Multiline Retail 0.8%
Macy's, Inc.	452,935	21,740,880
Specialty Retail 3.9%
Dick's Sporting Goods, Inc.	630,634	31,569,538
Home Depot, Inc.	506,744	39,257,458
L Brands, Inc.	754,717	37,169,812

		107,996,808
Textiles, Apparel & Luxury Goods 3.3%
NIKE, Inc. "B"	1,087,715	69,265,691
VF Corp.	116,368	22,466,006

		91,731,697
Consumer Staples 9.9%
Beverages 2.7%
Beam, Inc.	354,400	22,366,184
PepsiCo, Inc.	651,036	53,248,235

		75,614,419
Food & Staples Retailing 2.8%
Costco Wholesale Corp.	337,334	37,299,020
Whole Foods Market, Inc.	797,279	41,043,923

		78,342,943
Food Products 2.7%
Hillshire Brands Co.	998,099	33,017,115
Kraft Foods Group, Inc.	770,575	43,052,025

		76,069,140
Household Products 1.7%
Procter & Gamble Co.	613,023	47,196,641
Energy 10.6%
Energy Equipment & Services 2.6%
Cameron International Corp.*	491,233	30,043,810
Schlumberger Ltd.	602,521	43,176,655

		73,220,465
Oil, Gas & Consumable Fuels 8.0%
Anadarko Petroleum Corp.	508,298	43,678,047
Chevron Corp.	839,641	99,363,116
Concho Resources, Inc.*	221,676	18,558,715
EOG Resources, Inc.	235,831	31,054,226
Pioneer Natural Resources Co.	101,805	14,736,274
Valero Energy Corp.	461,777	16,055,986

		223,446,364
Financials 17.7%
Capital Markets 4.8%
Affiliated Managers Group, Inc.*	354,928	58,186,896
Ameriprise Financial, Inc.	784,482	63,448,904
Charles Schwab Corp.	640,864	13,605,543

		135,241,343
Consumer Finance 1.8%
Discover Financial Services	1,060,383	50,516,646
Diversified Financial Services 5.6%
Citigroup, Inc.	1,597,448	76,629,580
JPMorgan Chase & Co.	1,519,896	80,235,310

		156,864,890
Insurance 3.1%
Prudential Financial, Inc.	788,015	57,548,736
The Travelers Companies, Inc.	352,010	28,132,639

		85,681,375
Real Estate Investment Trusts 2.4%
American Tower Corp. (REIT)	731,322	53,510,831
Apartment Investment & Management Co. "A" (REIT)	464,611	13,956,914

		67,467,745
Health Care 15.2%
Biotechnology 5.7%
Celgene Corp.*	533,856	62,413,105
Gilead Sciences, Inc.*	1,305,240	66,841,341
Medivation, Inc.*	599,301	29,485,609

		158,740,055
Health Care Equipment & Supplies 2.7%
CareFusion Corp.*	1,111,400	40,955,090
The Cooper Companies, Inc.	289,988	34,523,071

		75,478,161
Health Care Providers & Services 3.7%
Express Scripts Holding Co.*	968,818	59,766,382
McKesson Corp.	391,118	44,783,011

		104,549,393
Life Sciences Tools & Services 1.6%
Thermo Fisher Scientific, Inc. (a)	542,061	45,874,622
Pharmaceuticals 1.5%
Merck & Co., Inc. (a)	875,488	40,666,418
Industrials 11.6%
Aerospace & Defense 2.0%
Boeing Co.	280,570	28,741,591
TransDigm Group, Inc.	171,806	26,934,027

		55,675,618
Electrical Equipment 3.7%
AMETEK, Inc.	1,029,818	43,561,302
Regal-Beloit Corp.	263,160	17,063,294
Roper Industries, Inc.	339,946	42,228,092

		102,852,688
Industrial Conglomerates 2.5%
General Electric Co.	3,011,707	69,841,485
Machinery 2.1%
Parker Hannifin Corp. (a)	338,925	32,333,445
SPX Corp.	370,890	26,696,662

		59,030,107
Road & Rail 1.3%
Norfolk Southern Corp. (a)	505,094	36,695,079
Information Technology 15.9%
Communications Equipment 1.7%
QUALCOMM, Inc.	782,400	47,788,992
Computers & Peripherals 4.8%
Apple, Inc.	219,084	86,774,791
EMC Corp.	1,946,501	45,976,353
Stratasys Ltd.*	26,650	2,231,671

		134,982,815
Internet Software & Services 3.4%
eBay, Inc.*	728,551	37,680,658
Google, Inc. "A"*	64,001	56,344,560

		94,025,218
IT Services 1.6%
Accenture PLC "A"	158,343	11,394,362
Visa, Inc. "A" (a)	180,030	32,900,483

		44,294,845
Semiconductors & Semiconductor Equipment 0.5%
Broadcom Corp. "A"	379,144	12,799,902
Software 3.9%
Check Point Software Technologies Ltd.* (a)	402,383	19,990,387
Citrix Systems, Inc.*	262,919	15,861,903
Oracle Corp.	1,737,783	53,384,694
Solera Holdings, Inc.	381,221	21,214,949

		110,451,933
Materials 3.4%
Chemicals 3.0%
Ecolab, Inc.	468,253	39,890,473
LyondellBasell Industries NV "A"	286,106	18,957,384
Monsanto Co.	258,378	25,527,746

		84,375,603
Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	421,188	11,629,001
Telecommunication Services 0.5%
Wireless Telecommunication Services
Crown Castle International Corp.*	203,723	14,747,508
Utilities 1.5%
Electric Utilities 1.0%
NextEra Energy, Inc.	360,573	29,379,488
Water Utilities 0.5%
American Water Works Co., Inc.	342,146	14,106,680

Total Common Stocks (Cost $2,761,743,434)		2,783,475,531
Preferred Stock 0.1%
Financials
Real Estate Investment Trusts
Weyerhaeuser Co. Series A (Cost $2,500,000)	50,000	2,550,500
Securities Lending Collateral 7.8%
Daily Assets Fund Institutional, 0.10% (b) (c) (Cost $217,220,080)	217,220,080	217,220,080
Cash Equivalents 1.8%
Central Cash Management Fund, 0.07% (b) (Cost $50,674,204)	50,674,204	50,674,204

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $3,032,137,718) †	109.0	3,053,920,315
Other Assets and Liabilities, Net	(9.0)	(251,268,992)

Net Assets	100.0	2,802,651,323

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $3,050,448,452.  At June 30, 2013, net unrealized appreciation for all securities based on tax cost was $3,471,863.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $79,694,246 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $76,222,383.

(a)	All or a portion of these securities were on loan. The value of securities loaned at June 30, 2013 amounted to $210,337,625 which is 7.5% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$2,783,475,531	$—	$—	$2,783,475,531
Preferred Stock	2,550,500	—	—	2,550,500
Short-Term Investments(d)	267,894,284	—	—	267,894,284
Total	$3,053,920,315	$—	$—	$3,053,920,315

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Equity Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013